Time charter revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Time charter revenue - Operating revenue (Table)

	Year Ended December 31,
Charterer	2025	2024	2023
MAERSK	30.26%	33.63%	30.82%
HAPAG LLOYD	21.01%	7.59%	2.64%
CMA CGM	18.14%	22.23%	28.59%
MSC	11.25%	9.27%	7.12%
ZIM	8.76%	11.77%	13.49%